Deferred Tax Miscellaneous Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Deferred Tax Miscellaneous Information [Abstract]
Unrecognized tax benefits, period increase (decrease)	$ 2,082